Intangible Assets, Net - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Impairment charge		$ 2,800,000
Intangible assets, net	$ 0	0	$ 2,800,000
IPR&D [Member]
Business Acquisition [Line Items]
Impairment charge	$ 2,800,000
Hermes BioSciences, Inc. [Member]
Business Acquisition [Line Items]
Acquired IPR&D assets recognized in a business combination		$ 2,800,000
Acquisition date		Oct. 06, 2009